Short-Term Investments - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Call options [Member] CNY	Dec. 31, 2012 Call options [Member] CNY	Dec. 31, 2013 Put options [Member] CNY	Dec. 31, 2012 Put options [Member] CNY
Investment [Line Items]
Term deposits	$ 898	5,437	5,266
Term deposits period				3 months	1 year
Option liabilities			12,344				12,273		71